1900 K Street, N.W.
Washington, DC 20006
+1 202 261 3300 Main
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www.dechert.com

Brenden P. Carroll

Brenden.carroll@dechert.com
+1 202 261 3458 Direct

February 9, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782
Post-Effective Amendment No. 203 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 203 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 204 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made, on behalf of the HSBC Prime 60 Money Market Fund (the “Fund”), for the purpose of registering Class D, Class E, Class I, Class Y, Intermediary Class and Intermediary Service Class shares of the Fund, a new series of the Registrant.

Post-Effective Amendment No. 203 does not affect the currently effective Prospectuses and Statements of Additional Information for other series and classes of the Registrant. No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll